Property, plant and equipment - Net carrying amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment
Beginning balance	$ 3,068	$ 2,512	$ 2,699
Ending balance	3,368	3,068	2,512
Depreciation - Cost of sales	415	363	321
Depreciation - Selling, general and administration expenses	8	6	6
Construction in progress	241	120
Borrowing costs capitalised	0	0
Land and buildings
Property, plant and equipment
Beginning balance	783
Ending balance	836	783
Plant, machinery and other
Property, plant and equipment
Beginning balance	2,246
Ending balance	2,486	2,246
Office equipment and vehicles
Property, plant and equipment
Beginning balance	39
Ending balance	46	39
Land
Property, plant and equipment
Land	225	206
Capital leased assets
Property, plant and equipment
Charge for the year	(1)	(1)	(1)
Interest expense on finance leases	0	0	0
Finance lease liabilities	12	11
Cost
Property, plant and equipment
Beginning balance	4,588	3,993
Acquisitions		702
Additions	522	354
Impairment	(54)	(9)
Disposals	(174)	(229)
Transfers	9
Exchange	416	(223)
Ending balance	5,307	4,588	3,993
Cost | Land and buildings
Property, plant and equipment
Beginning balance	983	829
Acquisitions		190
Additions	8	3
Disposals	(4)	(7)
Transfers	11	14
Exchange	96	(46)
Ending balance	1,094	983	829
Cost | Plant, machinery and other
Property, plant and equipment
Beginning balance	3,541	3,108
Acquisitions		512
Additions	508	345
Impairment	(54)	(9)
Disposals	(160)	(211)
Transfers	(9)	(32)
Exchange	316	(172)
Ending balance	4,142	3,541	3,108
Cost | Plant, machinery and other | Exceptional items
Property, plant and equipment
Impairment	(54)	(9)
Cost | Plant, machinery and other | Metal Packaging Europe | Exceptional items
Property, plant and equipment
Impairment	(16)	(6)
Cost | Plant, machinery and other | Glass Packaging North America | Exceptional items
Property, plant and equipment
Impairment	(38)	0
Cost | Office equipment and vehicles
Property, plant and equipment
Beginning balance	64	56
Additions	6	6
Disposals	(10)	(11)
Transfers	7	18
Exchange	4	(5)
Ending balance	71	64	56
Depreciation
Property, plant and equipment
Beginning balance	(1,520)	(1,480)
Charge for the year	(423)	(370)
Disposals	168	225
Exchange	(164)	105
Ending balance	(1,939)	(1,520)	(1,480)
Depreciation | Land and buildings
Property, plant and equipment
Beginning balance	(200)	(189)
Charge for the year	(35)	(28)
Disposals	2	4
Transfers	1
Exchange	(26)	13
Ending balance	(258)	(200)	(189)
Depreciation | Plant, machinery and other
Property, plant and equipment
Beginning balance	(1,295)	(1,264)
Charge for the year	(378)	(332)
Disposals	156	211
Transfers	(2)
Exchange	(137)	90
Ending balance	(1,656)	(1,295)	(1,264)
Depreciation | Office equipment and vehicles
Property, plant and equipment
Beginning balance	(25)	(27)
Charge for the year	(10)	(10)
Disposals	10	10
Transfers	1
Exchange	(1)	2
Ending balance	$ (25)	$ (25)	$ (27)